4. STOCKHOLDERS' EQUITY/DEFICIT (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Sales of unregistered securities - Issuance - For Cash		40,000
Issuance - For Debt Repayment		152,117
Series B Conversion	1,511,350	1,006,777
Series B Dividends		11,086
Option Exercised	0	1,786	2,424
Warrant Exercised - Cashless		95,413
Warrant Exercised - For Cash		13,500
Issued for December 2014 public offering warrant exchange		26,190
Issued for Consulting Services		36,697
Series C Preferred Stock Conversions	1,511,350	1,006,777
Series C Preferred Stock Dividends	631,047	18,562
Convertible Debt Conversions	808,589
Total	2,950,986	1,402,128